UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

AB MULTI-MANAGER

ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Multi Manager Alternative Fund

Portfolio of Investments

December 31, 2014 (unaudited)

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Aravt Global Fund Ltd.	$25,419,721	2.0%	Semi-Annual
Cadian Offshore Fund, Ltd.	24,901,685	2.0	Semi-Annual
Coatue Offshore Fund, Ltd.	30,432,833	2.4	Quarterly
Corvex Offshore Ltd.	38,910,728	3.1	Quarterly
Criterion Horizons Offshore, Ltd.	28,471,681	2.2	Monthly
Darsana Overseas Fund Ltd.	26,675,853	2.1	Annually
Egerton Long-Short Fund (USD) Limited	15,712,463	1.2	Monthly
Falcon Edge Global, Ltd.	30,607,156	2.4	Quarterly
Jana Nirvana Offshore Fund, Ltd.	33,245,000	2.6	Quarterly
Luminus Energy Partners Ltd.	34,952,236	2.7	Quarterly
Nokota Capital Offshore Fund, Ltd.	33,992,073	2.7	Quarterly
OrbiMed Partners, Ltd.	41,494,594	3.3	Quarterly
Pershing Square International, Ltd.	18,415,744	1.5	Quarterly
Sheffield International Partners, Ltd.	23,539,896	1.8	Annualy
Starboard Leaders Fund LP.	11,538,848	0.9	N/A
Starboard Value and Opportunity Fund Ltd	30,108,789	2.4	Quarterly
Think Investments Offshore Ltd.	22,901,410	1.8	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	31,867,819	2.5	Quarterly
Tybourne Equity Offshore Fund, Ltd.	30,905,891	2.4	Quarterly
Wellington Management Investors (Bermuda), Ltd.	21,929,760	1.7	Semi-Annual
White Elm Capital Offshore, Ltd.	20,513,024	1.6	Semi-Annual

Total	576,537,204	45.3

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	41,208,256	3.2	Quarterly
CQS Directional Opportunities Fund, Ltd.	31,480,642	2.5	Monthly
Empyrean Capital Overseas Fund, Ltd.	22,597,754	1.8	Quarterly
Fir Tree International Value Fund, Ltd.	29,734,648	2.3	Biennially
Indaba Capital Partners (Cayman), L.P.	27,304,912	2.1	Quarterly
King Street Capital, Ltd.	27,693,793	2.2	Quarterly
Luxor Capital Partners Offshore, Ltd.	23,693,841	1.9	Biennially
Manikay Offshore Fund, Ltd.	31,151,920	2.5	Quarterly
Pentwater Event Fund Ltd.	34,947,615	2.7	Monthly
Roystone Capital Offshore Fund Ltd.	25,963,927	2.0	Quarterly
Senator Global Opportunity Offshore Fund II Ltd.	34,746,071	2.7	Quarterly
TBC Offshore Ltd.	36,933,702	2.9	Quarterly
Third Point Offshore Fund, Ltd.	38,579,678	3.0	Quarterly

Total	406,036,759	31.8

Credit/Distressed
Claren Road Credit Fund, Ltd.	29,265,135	2.3	Quarterly
Halcyon Offshore Asset-Backed Value Fund, Ltd.	11,446,106	0.9	Quarterly
JMB Capital Partners Offshore, Ltd.	31,334,943	2.5	Annually
Mudrick Distressed Opportunity Fund Offshore, Ltd.	18,110,070	1.4	Anniversary
Oaktree Value Opportunities (Cayman) Fund, Ltd.	30,474,446	2.4	Semi-Annual
Panning Overseas Fund, Ltd.	31,560,549	2.5	Quarterly
Silver Point Capital Offshore Fund, Ltd.	28,291,940	2.2	Anniversary
Stone Lion Fund, Ltd.	27,752,546	2.2	Quarterly
Wingspan Overseas Fund, Ltd.	31,265,668	2.4	Quarterly

Total	239,501,403	18.8

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	32,711,891	2.6	Semi-Annual
Spinnaker Global Emerging Markets Holdings, Ltd.	26,432,375	2.1	Anniversary

Total	59,144,266	4.7

		Fair Value ($)	% Net Assets	Liquidity*
Global Macro
Brevan Howard Multi-Strategy Fund Limited		$11,701,391	0.9%	Monthly

Total Underlying Portfolios (cost $1,177,050,756)		1,292,921,023	101.5

	Shares
Common Stocks
Herbalife, Ltd. (cost $481,149)	7,531	283,919	0.0

Total Investments
(cost $1,177,531,905)(a)		1,293,204,942	101.5%
Liabilities in excess of other assets		(19,223,004)	(1.5)

Net Assets		$1,273,981,938	100.0%

(a)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $124,933,889 and gross unrealized depreciation of investments was $(9,260,852), resulting in net unrealized appreciation of $115,673,037.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 180 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. The majority of the managers have initial lockups of less than a year and a half. Certain Underlying Portfolios may have lock up periods of up to five years.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. The Underlying Portfolios have monthly to one and a half years’ liquidity. Certain Underlying Portfolios may have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. Private investment vehicles within the strategy may have lock up periods of up to two years.

Emerging Markets Underlying Portfolios invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity. Private investment vehicles within the strategy may have lock up periods of up to three years.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly liquidity. Private investment vehicles within the strategy may have lock up periods of up to two years.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

2

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each Fund investment in an Underlying Portfolio is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•

Level 2—other significant observable inputs (including the Fund’s ability to redeem from an Underlying Portfolio within the near term of the reporting date at fair value);for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including those investments in Underlying Portfolios which have restrictions on redemptions due to lock-up periods or redemption restrictions such that the Fund cannot redeem within the near term of the reporting date).

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

	Level 1	Level 2	Level 3	Total
Assets:
Underlying Portfolios:
Long/Short Equity	$—	$183,984,763	$392,552,441	$576,537,204
Event Driven	—	70,060,320	335,976,439	406,036,759
Credit/Distressed	—	53,295,155	186,206,248	239,501,403
Emerging Markets	—	—	59,144,266	59,144,266
Global Macro	—	11,701,391	—	11,701,391
Common Stocks	283,919	—	—	283,919

Total Investments in Securities	$283,919	$319,041,629	$973,879,394	$1,293,204,942

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long/Short Equity	Event Driven	Credit/Distressed
Balance as of 3/31/14	$277,379,976	$246,270,331	$134,140,299
Realized gain (loss)	—	—	(609,713)
Change in unrealized appreciation/depreciation	18,812,769	4,706,108	(4,934,050)
Purchases	96,359,696	85,000,000	61,000,000
Sales	—	—	(3,390,288)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 12/31/14	$392,552,441	$335,976,439	$186,206,248

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$22,553,497	$10,802,448	$(5,378,755)

	Emerging Markets	Total
Balance as of 3/31/14	$44,649,252	$702,439,858
Realized gain (loss)	—	(609,713)
Change in unrealized appreciation/depreciation	(504,986)	18,079,841
Purchases	15,000,000	257,359,696
Sales	—	(3,390,288)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/14	$59,144,266	$973,879,394

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(49,167)	$27,928,023

The Investment Manager has established a Valuation Committee (the “Committee”) made up of representatives of portfolio management, fund accounting, compliance and risk management which operates under the Valuation Procedures and is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee’s responsibilities include: 1) fair value determinations (and oversight of any third parties to whom any responsibility for fair value determinations is delegated), and 2) regular monitoring of the Valuation Procedures and modification or enhancement of the Valuation Procedures (or recommendation of the modification of the Valuation Procedures) as the Committee believes appropriate. Prior to investing in any Underlying Portfolio, and periodically thereafter, the Investment Manager will conduct a due diligence review of the valuation methodology utilized by the Underlying Portfolio. In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	February 24, 2014